Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2015
Components of Intangible Assets

Intangible assets consist of the following:

	2015
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$65,102	$(25,428)	$39,674	12
Covenants not to compete	14,800	(14,774)	26	1
Trade names	22,199	—	22,199	None (Indefinite Life)

Total	$102,101	$(40,202)	$61,899

	2014
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$67,627	$(22,868)	$44,759	14
Covenants not to compete	14,995	(14,952)	43	—
Trade names	22,918	—	22,918	None (Indefinite Life)

Total	$105,540	$(37,820)	$67,720

Estimated Annual Amortization Expense for Intangible Assets	Estimated annual amortization expense for intangibles assets is as follows:

Year ending June 30,
2016	$3,162
2017	3,152
2018	3,147
2019	3,146
2020	3,146

$15,753

Changes in Carrying Amount of Goodwill

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2015 and 2014 (see Note 8):

Balance as of June 30, 2013	$138,312

Goodwill related to acquisitions	$3,360
Goodwill reduction related to prior acquisitions	$(1,826)
Foreign currency effects on Goodwill	$(688)

Balance as of June 30, 2014	$139,158

Goodwill additions related to prior acquisitions	$1,826
Foreign currency effects on Goodwill	$(6,045)

Balance as of June 30, 2015	$134,939